Summarised financial information of subsidiaries with material non-controlling interests - Summarised balance sheets (Details) - CNY (¥)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current
Assets	¥ 264,694,000	¥ 282,967,000
Liabilities	265,302,000	171,292,000
Total current net assets/(liabilities)	(608,000)
Noncurrent
Assets	782,441,000	393,572,000
Liabilities	¥ 191,235,000	¥ 754,603,000
Subsidiaries with material non-controlling interests
Summarised financial information of subsidiaries with material non controlling interests
Proportion of non-controlling interests in subsidiaries with material non-controlling interests to total non-controlling interests (as a percent)	88.00%	70.00%	77.00%
Huizhou Pengai
Current
Assets	¥ 17,897,000	¥ 17,166,000	¥ 19,210,000
Liabilities	4,432,000	2,988,000	4,833,000
Total current net assets/(liabilities)	13,465,000	14,178,000	14,377,000
Noncurrent
Assets	2,429,000	2,124,000	2,176,000
Total noncurrent net assets	2,429,000	2,124,000	2,176,000
Net assets of subsidiary	15,894,000	16,302,000	16,553,000
Shanghai Pengai
Current
Assets	17,168,000	12,092,000	11,368,000
Liabilities	14,387,000	2,936,000	3,176,000
Total current net assets/(liabilities)	2,781,000	9,156,000	8,192,000
Noncurrent
Assets	3,656,000	3,108,000	2,456,000
Total noncurrent net assets	3,656,000	3,108,000	2,456,000
Net assets of subsidiary	6,437,000	12,264,000	10,648,000
Chongqing Pengai
Current
Assets	6,891,000	10,699,000	9,117,000
Liabilities	31,609,000	33,867,000	33,347,000
Total current net assets/(liabilities)	(24,718,000)	(23,168,000)	(24,230,000)
Noncurrent
Assets	51,114,000	30,928,000	33,188,000
Liabilities	18,743,000
Total noncurrent net assets	32,371,000	30,928,000	33,188,000
Net assets of subsidiary	7,653,000	7,760,000	8,958,000
Chengdu Yueji
Current
Assets	4,183,000	5,656,000	8,441,000
Liabilities	6,267,000	2,419,000	3,566,000
Total current net assets/(liabilities)	(2,084,000)	3,237,000	4,875,000
Noncurrent
Assets	11,803,000	5,515,000	3,905,000
Liabilities	5,689,000
Total noncurrent net assets	6,114,000	5,515,000	3,905,000
Net assets of subsidiary	4,030,000	8,752,000	8,780,000
Pengai Xiuqi
Current
Assets	5,060,000	7,081,000	13,192,000
Liabilities	9,250,000	12,776,000	856,000
Total current net assets/(liabilities)	(4,190,000)	(5,695,000)	12,336,000
Noncurrent
Assets	27,838,000	17,578,000	137,000
Liabilities	2,262,000
Total noncurrent net assets	25,576,000	17,578,000	137,000
Net assets of subsidiary	21,386,000	11,883,000	12,473,000
Haikou Pengai
Current
Assets	2,226,000	9,180,000	9,908,000
Liabilities	12,738,000	3,893,000	2,053,000
Total current net assets/(liabilities)	(10,512,000)	5,287,000	7,855,000
Noncurrent
Assets	25,174,000	4,563,000	1,349,000
Liabilities	6,458,000
Total noncurrent net assets	18,716,000	4,563,000	1,349,000
Net assets of subsidiary	8,204,000	9,850,000	9,204,000
Shenzhen Yueji
Current
Assets	17,627,000
Liabilities	20,648,000
Total current net assets/(liabilities)	(3,021,000)
Noncurrent
Assets	9,153,000
Total noncurrent net assets	9,153,000
Net assets of subsidiary	6,132,000
Shenzhen Yuexin
Current
Assets	2,125,000
Liabilities	21,540,000
Total current net assets/(liabilities)	(19,415,000)
Noncurrent
Assets	33,742,000
Liabilities	16,256,000
Total noncurrent net assets	17,486,000
Net assets of subsidiary	(1,929,000)
Nanchang Pengai
Current
Assets	4,426,000	6,243,000	7,075,000
Liabilities	1,305,000	794,000	980,000
Total current net assets/(liabilities)	3,121,000	5,449,000	6,095,000
Noncurrent
Assets	893,000	1,014,000	854,000
Total noncurrent net assets	893,000	1,014,000	854,000
Net assets of subsidiary	4,014,000	6,463,000	¥ 6,949,000
Yantai Pengai Jiayan
Current
Assets	13,614,000	5,443,000
Liabilities	23,564,000	14,501,000
Total current net assets/(liabilities)	(9,950,000)	(9,058,000)
Noncurrent
Assets	38,441,000	18,473,000
Liabilities	18,299,000
Total noncurrent net assets	20,142,000	18,473,000
Net assets of subsidiary	10,192,000	¥ 9,415,000
Ninghai Pengai
Current
Assets	1,696,000
Liabilities	1,060,000
Total current net assets/(liabilities)	636,000
Noncurrent
Assets	3,856,000
Liabilities	424,000
Total noncurrent net assets	3,432,000
Net assets of subsidiary	¥ 4,068,000